Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Summary of Interest, Similar Income of Financial Assets at Amortized Cost and at Fair Value Through Other Comprehensive Income (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Interest Income [Line Items]
Interest and similar income	R$ 113,262	R$ 117,523	R$ 110,324
Compulsory deposits in the Central Bank of Brazil [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	2,242	4,734	5,063
Interbank deposits [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	1,102	1,173	1,080
Securities purchased under agreements to resell [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	9,832	16,197	17,365
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	16,982	10,758	9,194
Financial assets at amortised cost, category [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	3,629	2,582	2,614
Loan operations [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	79,503	81,046	73,640
Other financial asset [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	R$ (28)	R$ 1,033	R$ 1,368